Profit and Loss Information (Details Narrative) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Profit And Loss Information
Applicable tax rate	30.00%	30.00%
Tax losses	$ 158,200	$ 130,600
De-recognised deferred tax assets	$ 701,000